Summary of Significant Accounting Policies - Summary Of Basic And Diluted Net Income (Loss) Per Common Share (Details) - USD ($)		1 Months Ended	3 Months Ended		6 Months Ended
		Dec. 31, 2020	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2021
Earnings allocable to Class A Common stock subject to possible redemption
Interest earned on marketable securities held in Trust Account			$ 10,017		$ 20,334
Interest available to be withdrawn for payment of taxes			(10,017)		(20,334)
Net loss allocable to Class A Common stock subject to possible redemption			0
Net income attributable			0
Weighted Average Class A Common stock subject to possible redemption
Basic and diluted weighted average shares outstanding	[1]	6,000,000
Basic and diluted net income per share, Class A Common stock subject to possible redemption		$ 0.00
Net Income minus Net Earnings
Net loss			(9,264,233)		(7,349,029)
Net Income allocable to Class A Common stock subject to possible redemption			0
Non-Redeemable Net Income		$ (2,177)	$ (9,264,233)	$ 1,915,204	$ (7,349,029)
Class A redeemable common stock [Member]
Weighted Average Class A Common stock subject to possible redemption
Basic and diluted weighted average shares outstanding			27,600,000		27,600,000
Basic and diluted net income per share, Class A Common stock subject to possible redemption			$ 0.00		$ 0.00
Class B Non-redeemable common stock [Member]
Weighted Average Class A Common stock subject to possible redemption
Basic and diluted weighted average shares outstanding			6,900,000		6,725,967
Basic and diluted net income per share, Class A Common stock subject to possible redemption			$ (1.34)		$ (1.09)

[1]	Excludes up to 900,000 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriter. On February 2, 2021, the Company effected a 1.2-to-1 forward stock split, resulting in 6,900,000 Founder shares being issued and outstanding. All share and per share amounts have been retroactively restated the share transactions. (see Notes 5 and 8).